SUBSEQUENT EVENTS (Details Narrative) R$ in Millions			12 Months Ended
	Apr. 14, 2023 BRL (R$) MW	Mar. 22, 2023	Dec. 31, 2022 MW	Mar. 20, 2023 BRL (R$)	Mar. 17, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Declaration of Interest on Equity		the Executive Board, upon authorization of the Board of Directors, approved the declaration of interest on equity relative to fiscal year 2023 in the amount of R$424 million, to be paid in two equal installments, the first up to June 30, 2024 and the second up to December 30, 2024, being entitled to the shareholders whose names are registered in the Book of Registered Shares on March 27, 2023.
Installed capacity | MW			3,601
Furnas Centrais Eletricas S A [Member]
IfrsStatementLineItems [Line Items]
Interest rate				7.53%
Santo Antnio Energia S.A. [member]
IfrsStatementLineItems [Line Items]
Number of value sold | R$				R$ 55
P C H And C G H [Member]
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Assets | R$					R$ 48
Cemiggt [Member]
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Total consideration | R$	R$ 200
Equity interest	49.90%
CDI rate			100.00%
Retiro Baixo And Baguari [Member]
IfrsStatementLineItems [Line Items]
Installed capacity | MW	81.1
Retiro Baixo [Member]
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Installed capacity | MW	34.8
Baguari Energia [Member]
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Total consideration | R$	R$ 393
Equity interest	69.38%
Installed capacity | MW	140.0